The Prudential Insurance Company of America                           Erin C. Schwerzmann
Vice President and Corporate Counsel

                       The Prudential Insurance Company of America
280 Trumbull Street, Hartford CT 06103
Tel 860 534-9177
Erin.Schwerzmann@prudential.com

March 27, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549
Re:           Pruco Life Insurance Company of New Jersey (“Registrant”)
Pruco Life of New Jersey Variable Appreciable Account (“Depositor”) (File No. 811-3974)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Annual Reports for the underlying funds for the period ending December 31, 2013 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual reports for the underlying funds:

1.	Filer/Entity: AIM Variable Insurance Funds
                                                              (Invesco Variable Insurance Funds)
Registration No.:                 811-07452
CIK No.:                                0000896435
Accession No.:                    0001193125-14-075582
Date of Filing:                       02/28/14

2.           Filer/Entity:                           American Century Variable Portfolios, Inc.
Registration No.:                811-05188
CIK No.:                               0000814680
Accession No.:                   0001437749-14-002825
Date of Filing:                      02/26/14

3.           Filer/Entity:                           American Funds Insurance Series
Registration No:                 811-03857
CIK No:                                0000729528
Accession No:                    0000051931-14-000246
Date of Filing:                      02/28/14

4.           Filer/Entity:                           Advanced Series Trust ("AST")
Registration No.:                811-05186
CIK No.:                               0000814679
Accession No.:                   0001193125-14-078106
Date of Filing:                      03/03/14

5.           Filer/Entity:                           Dreyfus Investment Portfolios
Registration No.:               811-08673
CIK No.:                             00001056707
Accession No.:                 0001056707-14-000001
Date of Filing:                    02/14/14

6.           Filer/Entity:                           Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:               811-07044
CIK No.:                              0000890064
Accession No.:                  0000890064-14-000001
Date of Filing:                     02/14/14

7.           Filer/Entity:                           Dreyfus Variable Investment Fund
Registration No.:               811-05125
CIK No.:                              0000813383
Accession No.:                  0000813383-14-000001
Date of Filing:                     02/14/14

8.           Filer/Entity:                           Fidelity Variable Insurance Products Fund
             Registration No.:                   811-05511
CIK No.:                              0000831016
Accession No.:                  0000831016-14-000008
Date of Filing:                     02/21/14

9.           Filer/Entity:                           Franklin Templeton Variable Insurance Products Trust
Registration No.:                811-05583
CIK No.:                               0000837274
Accession No.:                   0001193125-14-084629
Date of Filing:                      03/05/14

10.           Filer/Entity:                           Goldman Sachs Variable Insurance Trust
Registration No.:                 811-08361
CIK No.:                                00001046292
Accession No.:                    0001193125-14-077200
Date of Filing:                       02/28/14

11.           Filer/Entity:                           Hartford HLS Series Fund II, Inc.
Registration No.:                  811-08629
CIK No.:                                 0000790558
Accession No.:                     0001144204-14-013167
Date of Filing:                        03/04/14

12.           Filer/Entity:                           Hartford Series Fund, Inc.
Registration No.:                  811-08629
CIK No.:                                0001053425
Accession No.:                    0001144204-14-013170
Date of Filing:                       03/04/14

13.           Filer/Entity:                           Janus Aspen Series
Registration No.:                 811-07736
CIK No.:                               0000906185
Accession No.:                   0000950123-14-002902
Date of Filing:                      02/28/14

14.           Filer/Entity:                           JPMorgan Insurance Trust
Registration No.:                  811-07874
CIK No.:                                0000909221
Accession No.:                    0001193125-14-081961
Date of Filing:                       03/04/14

15.           Filer/Entity:                           M Fund Inc.
Registration No.:                  811-09082
CIK No.:                                0000948258
Accession No.:                    0001104659-14-015314
Date of Filing:                       03/03/14

16.           Filer/Entity:                           MFS Variable Insurance Trust
Registration No.:                  811-08326
CIK No.:                                0000918571
Accession No.:                    0001193125-14-074886
Date of Filing:                      02/28/14

17.           Filer/Entity:                           Neuberger Berman Advisers Management Trust ("AMT")
             Registration No.:                     811-04255
CIK No.:                                0000736913
Accession No.:                    0000898432-14-000292
Date of Filing:                       02/24/14

18.           Filer/Entity:                           Northern Lights Variable Trust
            Registration No.:                      811-21853
CIK No.:                                 0001352621
Accession No.:                    0000910472-14-000986
Date of Filing:                       03/04/14

19.           Filer/Entity:                           Oppenheimer Variable Account Funds
Registration No.:                  811-04108
CIK No.:                                 0000752737
Accession No.:                     0001193125-14-070039
Date of Filing:                      02/26/14

20.           Filer/Entity:                           ProFunds VP
Registration No.:                  811-08239
CIK No.:                                0001039803
Accession No.:                    0001104659-14-017344
Date of Filing:                       03/07/14

21.           Filer/Entity:                           T. Rowe Price International Series, Inc.
Registration No.:                  811-07145
CIK No.:                                0000918292
Accession No.:                    0001206774-14-000582
Date of Filing:                       02/19/14

22.           Filer/Entity:                           The Prudential Series Fund, Inc.
Registration No.:                  811-03623
CIK No.:                                0000711175
Accession No.:                    0001193125-14-073297
Date of Filing:                      02/27/14

If you have any questions regarding this filing, please contact me at (973) 802-9496.

       Sincerely,

                         /s/ Erin C. Schwerzmann
Erin C. Schwerzmann

VIA EDGAR